Schedule of Investments (unaudited) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,893,204
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	395	467,581
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,325	1,764,132
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	167	182,007
Series A, 5.25%, 05/01/44	130	149,372

		4,456,296

Arizona — 3.7%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	417,193
Series A, 5.38%, 07/01/50	925	1,060,577
Series A, 5.50%, 07/01/52	855	930,129
Series G, 5.00%, 07/01/47	135	156,518
Industrial Development Authority of the City of Phoenix, RB
Series A, 5.00%, 07/01/33	870	893,029
Series A, 5.00%, 07/01/46(b)	1,255	1,402,990
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(b)	125	140,759
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 07/01/56(b)	235	264,095
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	441,536
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	1,034,502

		6,741,328

Arkansas(b) — 2.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	925	1,040,135
Series A, AMT, 4.75%, 09/01/49	3,570	4,125,206

		5,165,341

California — 4.1%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	141,353
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	76,322
Series A, 5.25%, 08/15/49	175	189,189
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	850	990,692
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	391,398
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.00%, 12/01/56	460	477,600
4.00%, 12/01/56	600	666,576
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	535	552,981
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	830	513,380

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency
Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(d)	$1,265	$782,377
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/38(d)	3,725	2,603,775
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(e)	165	186,912

		7,572,555

Colorado — 2.9%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	275	288,852
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	548,515
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,796,450
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	519,500
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	650	753,909
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	977	1,013,588
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	500	508,225

		5,429,039

Connecticut(b) — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	160	176,931
Series A, 5.00%, 01/01/55	210	229,946
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	860	985,981

		1,392,858

District of Columbia — 1.1%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	260	288,857
District of Columbia, TA, 5.13%, 06/01/41	750	752,520
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	1,001,196

		2,042,573

Florida — 8.2%

Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	100	105,492
4.00%, 11/15/29	100	110,491
4.00%, 11/15/33	625	683,100
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	237,298
Series A-2, 4.60%, 05/01/31	515	580,199
Capital Trust Agency, Inc., RB, Series A, 5.75%, 06/01/54(b)	450	487,233
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	25,215	3,030,339
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	120	135,776
AMT, 5.00%, 10/01/49	560	619,987
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	775	351,362

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue,
Refunding RB, CAB(d) (continued)
Series A-2, 0.00%, 10/01/47	$745	$324,783
Series A-2, 0.00%, 10/01/48	525	220,180
Series A-2, 0.00%, 10/01/49	435	175,562
Florida Development Finance Corp., RB(b) 5.25%, 06/01/55	525	617,825
Series A, AMT, 5.00%, 08/01/29(a)	740	765,271
Series B, AMT, 7.38%, 01/01/49	625	689,056
Florida Development Finance Corp., Refunding RB, 5.00%, 06/01/51	165	191,306
Lakes of Sarasota Community Development District, SAB
Series A-1, 2.75%, 05/01/26	100	100,542
Series A-1, 3.90%, 05/01/41	285	297,500
Series B-1, 3.00%, 05/01/26	100	100,501
Series B-1, 4.13%, 05/01/41	200	208,526
Series B-1, 4.30%, 05/01/51	100	103,706
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/26	100	106,133
5.13%, 05/01/46	375	410,164
Series 1B, 4.75%, 05/01/29	270	305,905
Series 1B, 5.30%, 05/01/39	310	362,359
Series 1B, 5.45%, 05/01/48	550	640,073
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(c)	310	241,642
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	120	116,330
Tolomato Community Development District, SAB(f)(g) 3rd Series, 6.65%, 05/01/40	275	3
Series 2015-1, 6.61%, 05/01/40(c)	505	493,471
Series 2015-3, 6.61%, 05/01/40	340	3
Trout Creek Community Development District, SAB 5.00%, 05/01/28	160	178,030
5.50%, 05/01/49	570	642,709
Village Community Development District No.10, SAB, 5.13%, 05/01/43	735	760,813
West Villages Improvement District, SAB 4.75%, 05/01/39	220	244,682
5.00%, 05/01/50	450	499,005

		15,137,357

Georgia — 3.6%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	240	278,861
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	260	303,384
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,770	2,797,290
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	865	986,965
4.00%, 01/01/59	1,640	1,869,173
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	320	366,061

		6,601,734

Illinois — 7.3%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	897,285
Series D, 5.00%, 12/01/46	1,035	1,153,323
Series H, 5.00%, 12/01/36	935	1,139,129

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	$350	$411,859
Series C, 5.00%, 12/01/27	415	515,874
Series C, 5.00%, 12/01/34	940	1,155,646
Series F, 5.00%, 12/01/22	325	344,191
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	749,658
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	350	382,505
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	1,500	1,804,815
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	200	238,428
Series A, 5.00%, 06/15/57	555	666,078
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, 5.00%, 06/15/52	225	260,048
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	500	213,735
State of Illinois, GO 5.00%, 05/01/27	500	558,925
5.00%, 01/01/28	1,005	1,192,563
5.00%, 03/01/37	755	773,505
Series A, 5.00%, 01/01/33	555	564,912
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	529,435

		13,551,914

Indiana — 4.8%
City of Anderson Indiana, RB, 5.38%, 01/01/40	285	298,834
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	403,519
AMT, 7.00%, 01/01/44	885	979,562
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	890	891,460
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,285	1,295,704
Series A, AMT, 6.75%, 05/01/39	515	692,103
Series A, AMT, 5.00%, 07/01/44	160	171,523
Series A, AMT, 5.00%, 07/01/48	520	560,066
Series A, AMT, 5.25%, 01/01/51	2,190	2,373,610
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	595	627,957
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	474,739

		8,769,077

Iowa — 1.6%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	660	727,380
Series B, 5.25%, 12/01/50(a)	825	908,036
Iowa Student Loan Liquidity Corp., Refunding RB,
Series B, AMT, 3.00%, 12/01/39	1,175	1,227,170

		2,862,586

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(e)	460	493,341
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(c)	565	698,583

		1,191,924

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	$445	$467,424
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	110	110,241
Series A, 5.25%, 05/15/32	380	393,680
Series A, 5.25%, 05/15/33	415	429,882
Series A, 5.25%, 05/15/35	945	1,019,579

		2,420,806

Maryland(b) — 1.5%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43	940	1,138,396
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55	1,480	1,700,639

		2,839,035

Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB
Series A, 6.50%, 11/15/23(b)(e)	1,000	1,146,330
Series A, 5.00%, 01/01/47	860	1,019,779
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/45	100	117,263
4.00%, 07/01/50	150	174,137
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	610	645,978

		3,103,487

Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System
Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(e)	1,970	2,063,023
City of Detroit Michigan, GO 5.00%, 04/01/34	140	168,706
5.00%, 04/01/35	140	168,235
5.00%, 04/01/36	95	113,869
5.00%, 04/01/37	155	185,347
5.00%, 04/01/38	70	83,487
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(e)	410	428,401
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.55%, 10/01/51	1,320	1,316,436
Series A, 2.70%, 10/01/56	1,265	1,271,945
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	500	608,835

		6,408,284

Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,940	2,232,086
Series A, 5.25%, 02/15/58	655	813,484

		3,045,570

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	115	124,617
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	337,329

Security	Par (000)	Value

Missouri (continued)
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB (continued)
Series A, 4.75%, 11/15/47	$365	$369,709
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	975	1,127,968

		1,959,623

Nebraska — 0.2%
Central Plains Energy Project, RB, 5.25%, 09/01/37	285	299,994

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	272,763
Series A, 4.25%, 08/15/46	290	302,546
Series A, 4.50%, 08/15/55	600	629,796
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	230	244,370
Series B, AMT, 3.75%, 07/01/45	375	396,596

		1,846,071

New Jersey — 9.1%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	475	531,767
5.25%, 11/01/44	1,160	1,284,584
New Jersey Economic Development Authority, RB Series EEE, 5.00%, 06/15/43	195	242,231
AMT, 5.13%, 09/15/23	1,090	1,153,645
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,522,552
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	842,211
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	665,582
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	585	674,441
Series S, 5.25%, 06/15/43	2,535	3,225,939
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	245	285,959
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	915,829
Series A, 5.25%, 06/01/46	1,700	2,087,260
Sub-Series B, 5.00%, 06/01/46	2,825	3,383,531

		16,815,531

New York — 19.7%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	916,561
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	2,115	2,124,517
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,265,805
Series B, 5.25%, 11/15/39	400	449,784
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	1,222,168
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA 542 (C)), 2.65%, 11/01/50	980	1,003,285
New York City Industrial Development Agency, Refunding RB, (AGM), 3.00%, 03/01/49	665	714,250
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/45	5,000	5,942,950

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	$900	$912,897
Series A, 5.00%, 06/01/42	1,505	1,519,012
Series A, 5.00%, 06/01/45	555	560,139
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	1,000	1,067,840
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	6,140	6,251,871
New York Liberty Development Corp., Refunding RB 5.75%, 11/15/51	2,220	2,252,412
Series 1, Class 1, 5.00%, 11/15/44(b)	2,355	2,602,181
Series 2, Class 2, 5.15%, 11/15/34(b)	160	180,237
Series 2, Class 2, 5.38%, 11/15/40(b)	395	446,243
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	565	673,898
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/33(b)	410	499,360
New York State Housing Finance Agency, RB, M/F
Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	1,025	1,047,201
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,131,540
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	190	245,991
AMT, 5.00%, 10/01/40	535	684,030
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	930,407
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,485	1,640,999

		36,285,578

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,455	4,054,028
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	949,496
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	400	470,788
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	185	188,881
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	805	935,161
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,347,673

		7,946,027

Oklahoma — 3.9%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	2,205	2,715,392
Series B, 5.00%, 08/15/38	1,450	1,773,814
Series B, 5.25%, 08/15/43	1,305	1,612,784
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	1,045,805

		7,147,795

Oregon — 0.2%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	625	358,350

Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	470	546,445
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	113,834
4.00%, 07/01/51	100	112,766

Security	Par (000)	Value

Pennsylvania (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	$300	$311,670
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	465	551,895
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	769,586
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	953,547
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	594,417

		3,954,160

Puerto Rico — 6.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	9,585	641,237
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	820	829,545
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	1,875	1,931,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,758,885
Series A-1, Restructured, 5.00%, 07/01/58	3,066	3,572,289
Series A-2, Restructured, 4.33%, 07/01/40	923	1,048,256
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,193,492
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,914	639,429

		11,615,058

Rhode Island — 2.5%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	515	559,718
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	420	475,339
Series B, 4.50%, 06/01/45	1,875	2,087,606
Series B, 5.00%, 06/01/50	1,360	1,557,091

		4,679,754

South Carolina — 2.9%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	165	182,312
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,368,286
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	2,074,894
Series E, 5.00%, 12/01/48	420	462,794
Series E, 5.50%, 12/01/53	750	829,673
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	502,790

		5,420,749

Tennessee — 1.7%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	490	485,928
Series A, 5.63%, 01/01/46	570	567,589
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	290	328,454
Series A, 5.25%, 10/01/58	1,430	1,757,427

		3,139,398

Texas — 6.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	339,419

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	$180	$200,280
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	351,205
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	285	275,538
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27.	125	148,940
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	945,424
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	210	230,408
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/34(d)	3,000	1,812,660
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(d)	5,200	2,838,524
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	453,663
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	157,810
Series A, 5.75%, 08/15/45	275	321,890
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	2,228,215
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,162,965
Texas Transportation Commission, RB, CAB, 0.00%, 08/01/43(d)	2,205	904,160

		12,371,101

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	100	117,031
Series A, 5.00%, 06/15/52	125	142,338

		259,369

Vermont — 0.4%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	645	675,302

Virginia — 2.3%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	260	265,304
Series A, 5.13%, 03/01/31	510	520,608
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	255,041
Series A, 5.00%, 01/01/49	455	486,077
Tobacco Settlement Financing Corp., Refunding RB,
Series B-1, 5.00%, 06/01/47	1,025	1,041,615
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	1,540	1,618,078

		4,186,723

Washington — 1.4%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	395,048
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(e)	1,020	1,101,396

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/58	$380 $	444,410
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	479	565,287

		2,506,141

Wisconsin — 4.3%
Public Finance Authority, RB 5.00%, 06/15/41(b)	165	178,726
5.00%, 01/01/42(b)	290	319,629
5.00%, 06/15/55(b)	440	461,666
5.00%, 01/01/56(b)	710	765,210
Series A, 6.25%, 10/01/31(b)	290	309,157
Series A, 5.00%, 11/15/41	95	117,798
Series A, 7.00%, 10/01/47(b)	290	308,186
Series A, 5.00%, 10/15/50(b)	530	585,099
Series A-1, 4.50%, 01/01/35(b)	600	689,586
Series A-1, 5.50%, 12/01/48(b)(f)(g)	10	3,163
Series A-1, 5.00%, 01/01/55(b)	1,290	1,486,041
Series B, 0.00%, 01/01/35(b)(d)	1,100	511,907
Series B, 0.00%, 01/01/60(b)(d)	16,025	1,481,031
Wisconsin Health & Educational Facilities Authority,
Refunding RB
5.00%, 11/01/46	230	250,440
5.00%, 11/01/54	380	410,165

		7,877,804

Total Municipal Bonds — 123.7% (Cost: $201,128,187)		228,076,292

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.1%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,700	3,198,177
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	495	596,851

		3,795,028

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(i)	1,810	2,089,573

Florida — 1.5%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(i)	2,321	2,712,419

Georgia — 0.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,188,405

Idaho — 1.3%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	2,120	2,441,477

Illinois — 2.2%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,340	2,344,516
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,498	1,722,677

		4,067,193

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	2,036,194

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 5.1%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	$2,009	$2,166,541
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(e)	7,112	7,183,266

		9,349,807

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,000	2,334,159

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%,12/01/50	1,338	1,445,108

New York — 4.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,390	2,683,874
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	1,187	1,289,850
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,725	2,006,416
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,440,540

		7,420,680

North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	1,180	1,407,929
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	965	1,051,563

		2,459,492

Pennsylvania — 2.7%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(i)	2,501	2,911,910
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	2,082,293

		4,994,203

Rhode Island — 1.5%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,448	2,802,817

Texas(e) — 7.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	11,000	11,806,080
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21	1,170	1,184,274

		12,990,354

Virginia(i) — 2.0%
Hampton Roads Transportation Accountability
Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	2,224	2,789,702
Series A, Senior Lien, 4.00%, 07/01/60	795	943,260

		3,732,962

Security	Par (000)	Value

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(i)	$1,891	$2,201,318

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.9% (Cost: $62,764,143)		68,061,189

Total Long-Term Investments — 160.6% (Cost: $263,892,330)		296,137,481

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	427,088	427,173

Total Short-Term Securities — 0.2% (Cost: $427,173)		427,173

Total Investments — 160.8% (Cost: $264,319,503)		296,564,654

Other Assets Less Liabilities — 1.1%		2,098,113

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%		(38,578,798)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.0)%		(75,632,822)

Net Assets Applicable to Common Shares — 100.0%		$184,451,147

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to July 1, 2028, is $6,953,518

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$133,660	$293,513	(a)	$—	$—	$—	$427,173	427,088	$6	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	62	09/21/21	$8,341	$(143,644)
U.S. Long Bond	56	09/21/21	9,238	(426,128)
5-Year U.S. Treasury Note	47	09/30/21	5,851	(54,635)

				$(624,407)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$228,076,292	$—	$228,076,292
Municipal Bonds Transferred to Tender Option Bond Trusts	—	68,061,189	—	68,061,189
Short-Term Securities
Money Market Funds	427,173	—	—	427,173

	$427,173	$296,137,481	$—	$296,564,654

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(624,407)	$—	$—	$(624,407)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$ (38,573,682)	$—	$(38,573,682)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$ (114,573,682)	$—	$ (114,573,682)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

8